Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET:

	December 31
	2022	2021
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	4,538	4,045
Furniture and office equipment	407	407
Leasehold improvements	657	657
Production equipment	668	308
Computers and software	3,270	2,697
	9,540	8,114
Less: accumulated depreciation	(6,750)	(5,373)
Property and equipment, net	2,790	2,741

Depreciation expenses were $1,377 thousand, $1,099 thousand and $1,093 thousand for the years ended December 31, 2022, 2021 and 2020, respectively. During the years ended December 31, 2022, 2021 and 2020, there were no impairments of property and equipment.